Accrued expenses (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Trade and other payables and accrued expenses
Trade and other payables	SFr 1,435	SFr 1,679
Accrued Expenses	11,895	11,087
Total	SFr 11,895	SFr 11,087	SFr 11,100